Revenue - Summary of Changes in Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	$ 1,724	$ 1,613
Increase in deferred revenue	762	603
Recognised as revenue	(636)	(491)
Exchange and other adjustments	(2)	(1)
Deferred revenue ending balance	1,848	1,724
Current	752	681	[1]
Non-current	1,096	1,043	[1]
Deferred revenue ending balance	1,848	1,724
Loyalty programme [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	1,411	1,292
Increase in deferred revenue	672	532
Recognised as revenue	(554)	(413)
Deferred revenue ending balance	1,529	1,411
Current	649	584
Non-current	880	827
Deferred revenue ending balance	1,529	1,411
Other co-brand fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	33	44
Increase in deferred revenue	0
Recognised as revenue	(11)	(11)
Deferred revenue ending balance	22	33
Current	11	11
Non-current	11	22
Deferred revenue ending balance	22	33
Application & re-licensing fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	167	163
Increase in deferred revenue	27	27
Recognised as revenue	(23)	(23)
Deferred revenue ending balance	171	167
Current	22	23
Non-current	149	144
Deferred revenue ending balance	171	167
Other [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	113	114
Increase in deferred revenue	63	44
Recognised as revenue	(48)	(44)
Exchange and other adjustments	(2)	(1)
Deferred revenue ending balance	126	113
Current	70	63
Non-current	56	50
Deferred revenue ending balance	$ 126	$ 113

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).